Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Regulatory Assets and Liabilities [Abstract]
Regulatory Assets
As at December 31 December 31
millions of dollars
2025 (1) 2024 (1)
Regulatory assets
Deferred income tax regulatory assets $
1,385 $
1,227
TEC capital cost recovery for early retired assets
727
737
Pension and post-retirement medical plan
316
395
Storm cost recovery clauses
206
613
TEC capital cost recovery for retired Polk Unit 1 components
178
205
NSPI FAM
102 -
Cost recovery clauses
55
33
Deferrals related to derivative instruments
36
42
Environmental remediations
27
29
Stranded cost recovery
25
27
Other
(2)
141
119
$
3,198 $
3,427
Current $
409 $
595
Long-term
2,789
2,832
Total
regulatory assets
$
3,198 $
3,427
Regulatory liabilities
Deferred income tax regulatory liabilities
751
828
Accumulated reserve – COR
729
733
Cost recovery clauses
75
121
BLPC Self-insurance fund ("SIF") (note 33)
30
32
Deferrals related to derivative instruments
25
44
NSPI FAM -
56
Other
(2)
59
66
$
1,669 $
1,880
Current $
211 $
262
Long-term
1,458
1,618
Total
regulatory liabilities
$
1,669 $
1,880
(1) On August 5, 2024, Emera announced
an agreement to sell NMGC. As a result,
NMGC's assets and liabilities were classified
as held for
sale beginning in Q3 2024 and excluded
from the table above. For further details
on the pending transaction, refer to note
4.
(2) Comprised of regulatory assets and liabilities
that are not individually significant.

Regulatory Liabilities
As at December 31 December 31
millions of dollars
2025 (1) 2024 (1)
Regulatory assets
Deferred income tax regulatory assets $
1,385 $
1,227
TEC capital cost recovery for early retired assets
727
737
Pension and post-retirement medical plan
316
395
Storm cost recovery clauses
206
613
TEC capital cost recovery for retired Polk Unit 1 components
178
205
NSPI FAM
102 -
Cost recovery clauses
55
33
Deferrals related to derivative instruments
36
42
Environmental remediations
27
29
Stranded cost recovery
25
27
Other
(2)
141
119
$
3,198 $
3,427
Current $
409 $
595
Long-term
2,789
2,832
Total
regulatory assets
$
3,198 $
3,427
Regulatory liabilities
Deferred income tax regulatory liabilities
751
828
Accumulated reserve – COR
729
733
Cost recovery clauses
75
121
BLPC Self-insurance fund ("SIF") (note 33)
30
32
Deferrals related to derivative instruments
25
44
NSPI FAM -
56
Other
(2)
59
66
$
1,669 $
1,880
Current $
211 $
262
Long-term
1,458
1,618
Total
regulatory liabilities
$
1,669 $
1,880
(1) On August 5, 2024, Emera announced
an agreement to sell NMGC. As a result,
NMGC's assets and liabilities were classified
as held for
sale beginning in Q3 2024 and excluded
from the table above. For further details
on the pending transaction, refer to note
4.
(2) Comprised of regulatory assets and liabilities
that are not individually significant.